Taxes (Details 3) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement [line items]
Applicable tax rate	14.50%	13.20%	12.40%
Effect of disallowed expenditures	3.40%	3.50%	3.50%
Effect of utilization of tax losses brought forward from prior periods	(0.10%)	(0.20%)	(0.20%)
Effect of income taxed at reduced rates	(0.20%)	(0.20%)	(0.30%)
Effect of tax credits and allowances	(2.20%)	(2.80%)	(2.70%)
Effect of release of contingent consideration liability	(1.20%)	0.00%	0.00%
Effect of tax rate change on current and deferred tax assets and liabilities	0.70%	0.20%	(0.50%)
Effect of write off of deferred tax assets	0.00%	0.50%	0.00%
Effect of write down and reversal of write down of investments in subsidiaries	(1.10%)	(1.00%)	(0.90%)
Effect of tax benefits expiring in 2017	(0.80%)	(0.50%)	(0.40%)
Effect of non-deductible losses in Venezuela	0.00%	1.30%	1.20%
Effect of prior year items	1.20%	0.20%	1.00%
Effect of other items	0.20%	0.10%	0.50%
Effective tax rate for continuing operations	14.40%	14.30%	13.60%
Effective tax rate for discontinued operations			13.70%
Effective tax rate	14.40%	14.30%	13.70%
Effective income tax rate reconciliation change in uncertain tax positions		5.10%
Effective income tax rate reconciliation other adjustments		1.20%
Effective income tax rate reconciliation change in enacted tax rate		(6.20%)
Percentage impact of new tax law change in deferred tax assets and liabilities and current tax liabilities	0.70%
Tax benefit arising from previously unrecognised tax loss, tax credit or temporary difference of prior period used to reduce current tax expense	$ 7	$ 18	$ 15